RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Related Party Transaction [Line Items]
Fund management fees paid	$ 12,513,582	$ 5,635,411
Series Twenty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	95,580
Series Twenty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	150,000	3,177
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	32,873
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	215,459
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	50,352	50,352
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	23,736	23,736
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	93,076	103,978
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	116,442	153,432
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	44,679	97,548
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	181,500	323,993
Series Thirty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	346,084
Series Thirty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	134,262	3,075,470
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	756,790	118,416
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	900,000	53,079
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	319,000	589,727
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	2,035,603	44,000
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	571,611	25,000
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	575,000	0
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	635,421	25,000
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	677,774	29,999
Series Forty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	315,722	0
Series Forty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	100,000	0
Series Forty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	2,312,520	153,508
Series Forty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	2,520,094	50,000
Series Forty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Forty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Forty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	$ 0	$ 25,000